Net Income per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Computation of basic and diluted net income per share
Net income	$ 16,630	$ 14,742	$ 17,972	$ 10,951	$ 4,223
Less: dividends on redeemable preferred stock		(3,126)	(4,179)	(4,179)	(4,180)
Less: undistributed earnings allocated to preferred shareholders		(3,834)	(4,507)	(2,377)	(16)
Net income attributable to common shareholders	$ 16,630	$ 7,782	$ 9,286	$ 4,395	$ 27
Basic shares:
Weighted-average shares used to compute basic net income per share	22,975,950	12,162,808	12,352,004	11,079,432	10,564,946
Diluted shares:
Effect of potentially dilutive options and warrants	1,380,835	1,333,430	1,587,068	1,972,026	2,636,816
Weighted-average shares used to compute diluted net income per share	24,356,785	13,496,238	13,939,072	13,051,458	13,201,762
Net income per share attributable to common shareholders:
Basic	$ 0.72	$ 0.64	$ 0.75	$ 0.40	$ 0.00
Diluted	$ 0.68	$ 0.58	$ 0.67	$ 0.34	$ 0.00